Share Capital (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Balance, warrants (in shares)	9,813,870	18,074,695
Balance at June 30, 2019 (in CAD per share)	$ 1.13	$ 0.98
Expired, warrants (in shares)		(141,317)
Expired, weighted average exercise price, warrants (in CAD per share)		$ 1.00
Exercised, warrants (in shares)	(3,031,281)	(11,245,133)
Exercised, weighted average exercise price, warrants (in CAD per share)	$ 1.04	$ 0.93
Issued, warrants (in shares)		3,125,625
Issued, weighted average exercise price, warrants (in CAD per share)		$ 1.20
Balance, warrants (in shares)	6,782,589	9,813,870
Balance, weighted average exercise price, warrants (in CAD per share)	$ 1.16	$ 1.13